Segment Information - Revenue from Operating Segments (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	$ 5,076	$ 5,625
Finance and interest income	296	335
Net revenues	5,372	5,960
Agricultural equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,124	2,577
Construction Equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	536	602
Commercial Vehicles [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,045	2,037
Powertrain [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	882	901
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	5,076	5,625
Finance and interest income	31	71
Net revenues	5,107	5,696
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	5,076	5,625
Industrial Activities [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	(511)	(492)
Financial services [Member]
Segment Reporting Information [Line Items]
Finance and interest income	388	413
Net revenues	388	413
Financial services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Finance and interest income	388	413
Financial services [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Finance and interest income	$ (92)	$ (78)